Reconciliation of Statutory Tax Rate and Provisions for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Reconciliation Between Continuing Operations And Provisions For Income Taxes [Line Items]
Income tax (benefit) expense computed at federal statutory tax rate			$ (21)	$ 36	$ 85
State tax provision, net of federal benefits			0	1	0
Foreign tax rate differential			8	(4)	23
Foreign source (loss) income subject to U.S. taxation			(6)	(15)	25
Other income not deductible for tax			(14)	(6)	(69)
Decrease in the taxes due to changes in valuation allowance			(302)	(7)	(55)
Additional (benefit) tax on foreign unrepatriated earnings			(30)	(2)	1
Additional expense for uncertain tax positions			0	0	25
Changes in enacted tax rates			0	0	(1)
Adjustments of prior year estimates and other			0	0	1
Income tax (benefit) expense	$ (32)	$ (2)	$ (365)	$ 3	$ 35